Total
Class B Prospectus | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC. | General Municipal Money Market Fund
General Municipal Money Market Fund

November 18, 2020

GENERAL MONEY MARKET FUNDS
General Money Market Fund, Inc.
General Municipal Money Market Fund
General New York AMT-Free Municipal Money Market Fund
Class B
Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"): (i) shares of General Money Market Fund, Inc. will be reclassified as a series named "Dreyfus Money Market Fund"; (ii) General Municipal Money Market Fund will be renamed "Dreyfus National Municipal Money Market Fund"; (iii) General New York AMT-Free Municipal Money Market Fund will be re-named "General New York Municipal Money Market Fund" and its shares reclassified as a series named "Dreyfus New York Municipal Money Market Fund"; and (iv) Class B shares of each fund will be renamed "Service" shares.

In addition, as of the Effective Date, each fund's management fee payable to BNY Mellon Investment Adviser, Inc., the fund's investment adviser, will be reduced from an annual rate of 0.50%to an annual rate of 0.20% of the value of the fund's average daily net assets.

*******

In addition, as of the Effective Date, the fund's Rule 12b-1 distribution plan, pursuant to which the fund reimburses BNY Mellon Securities Corporation, the fund's distributor, with respect to the provision of distribution-related services at an annual rate not to exceed 0.20% of the average daily net assets attributable to Class B shares, will be terminated.

Also terminated as of the Effective Date will be the fund's sub-accounting/omnibus account plan, pursuant to which Class B shares are charged directly for sub-accounting services provided by certain financial intermediaries at an annual rate of 0.05%of the average daily net assets attributable to Class B shares.

The fund has adopted an administrative services plan with respect to Service shares, pursuant to which, as of the Effective Date, the fund will pay the fund's distributor for the provision of certain types of recordkeeping and other related services at an annual fee of 0.55% of the value of the fund's average daily net assets attributable to Service shares.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the indicated fund's summary prospectus and "Fund Summary Fees and Expenses" in the indicated fund's prospectus:

Dreyfus National Municipal Money Market Fund (formerly, General Municipal Money Market Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class B Prospectus General Municipal Money Market Fund GENERAL MUNICIPAL MONEY MARKET FUNDS, INC. General Municipal Money Market Fund - Class B
Management fees	0.20%
Administrative services fees	0.55%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.06%
Total other expenses	0.86%
Total annual fund operating expenses	1.06%	[1]
[1]	Restated to reflect current management fees and administrative services fees and termination of the fund's Rule 12b-1 distribution fees and sub-accounting services fees.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class B Prospectus | General Municipal Money Market Fund | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC. | General Municipal Money Market Fund - Class B | USD ($)	108	337	585	1,294

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class B Prospectus | General Municipal Money Market Fund | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC. | General Municipal Money Market Fund - Class B | USD ($)	108	337	585	1,294